STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH GLOBAL FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Global Fixed Income Portfolio
    ("Portfolio"), at value (Note 1A)                               $388,575,073
  Receivable for Fund shares sold                                          7,475
  Prepaid expenses                                                         6,610
                                                                    ------------
    Total assets                                                     388,589,158

LIABILITIES
  Payable for Fund shares redeemed                      $2,956,107
  Distributions payable                                  1,601,346
  Accrued accounting, custody and transfer agent fees        3,348
  Accrued trustees' fees and expenses (Note 2)                 989
  Accrued expenses and other liabilities                     9,613
                                                        ----------
    Total liabilities                                                  4,571,403
                                                                    ------------
NET ASSETS                                                          $384,017,755
                                                                    ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $413,298,197
  Accumulated net realized loss                                      (21,144,559)
  Undistributed net investment income                                  1,783,282
  Net unrealized depreciation                                         (9,919,165)
                                                                    ------------
TOTAL NET ASSETS                                                    $384,017,755
                                                                    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             20,299,289
                                                                    ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $      18.92
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH GLOBAL FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                            $11,993,355
  Dividend income allocated from Portfolio (net of
    foreign withholding taxes of $4,869)                                   30,995
  Expenses allocated from Portfolio                                    (1,003,539)
                                                                      -----------
    Net investment income allocated from Portfolio                     11,020,811
EXPENSES
  Accounting, custody, and transfer agent fees           $    19,640
  Legal and audit services                                    15,921
  Registration fees                                            9,001
  Trustees' fees and expenses (Note 2)                         1,989
  Insurance expense                                              666
  Miscellaneous                                                9,113
                                                         -----------
    Total expenses                                                         56,330
                                                                      -----------
      Net investment income                                            10,964,481
                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                     (18,938,652)
    Financial futures contracts                              (52,511)
    Written options transactions                          (1,355,845)
    Foreign currency transactions and forward foreign
      currency exchange contracts                         21,032,874
                                                         -----------
      Net realized gain                                                   685,866
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                  6,244,852
    Financial futures contracts                             (115,681)
    Written options                                        3,655,687
    Foreign currency and forward foreign currency
      exchange contracts                                  (7,855,045)
                                                         -----------
      Change in net unrealized appreciation
        (depreciation)                                                  1,929,813
                                                                      -----------
    Net realized and unrealized gain                                    2,615,679
                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $13,580,160
                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH GLOBAL FIXED INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2000         YEAR ENDED
                                                           (UNAUDITED)      DECEMBER 31, 1999
                                                         ----------------  --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 10,964,481        $ 28,249,003
  Net realized gain (loss)                                      685,866         (21,650,039)
  Change in net unrealized appreciation (depreciation)        1,929,813          (9,743,040)
                                                           ------------        ------------
  Net increase (decrease) in net assets from investment
    operations                                               13,580,160          (3,144,076)
                                                           ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                (10,093,441)        (30,568,392)
                                                           ------------        ------------
  Total distributions to shareholders                       (10,093,441)        (30,568,392)
                                                           ------------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           24,132,304          22,530,903
  Value of shares issued to shareholders in payment of
    distributions declared                                    6,885,998          21,666,312
  Cost of shares redeemed                                   (29,733,584)        (89,763,963)
                                                           ------------        ------------
  Net increase (decrease) in net assets from Fund share
    transactions                                              1,284,718         (45,566,748)
                                                           ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       4,771,437         (79,279,216)

NET ASSETS
  At beginning of period                                    379,246,318         458,525,534
                                                           ------------        ------------
  At end of period (including undistributed net
    investment income of $1,783,282 and $912,242,
    respectively)                                          $384,017,755        $379,246,318
                                                           ============        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH GLOBAL FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                ENDED
                                               JUNE 30,                          YEAR ENDED DECEMBER 31,
                                                 2000         -------------------------------------------------------------
                                            (UNAUDITED)(1)      1999(1)      1998(1)      1997(1)      1996(1)      1995
                                          ------------------  -----------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD           $  18.76        $  20.28     $  20.39     $  20.09     $  19.53    $  17.99
                                               --------        --------     --------     --------     --------    --------
FROM INVESTMENT OPERATIONS:
  Net investment income*                           0.54            1.26         1.28         1.34         1.42        1.59
  Net realized and unrealized gain
    (loss) on investments                          0.12           (1.38)        0.12         0.96         1.05        1.60
                                               --------        --------     --------     --------     --------    --------
Total from investment operations                   0.66           (0.12)        1.40         2.30         2.47        3.19
                                               --------        --------     --------     --------     --------    --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (0.50)          (1.40)       (1.21)       (1.98)       (1.91)      (1.65)
  From net realized gain on investments              --              --        (0.30)       (0.02)          --          --
                                               --------        --------     --------     --------     --------    --------
Total distributions to shareholders               (0.50)          (1.40)       (1.51)       (2.00)       (1.91)      (1.65)
                                               --------        --------     --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD                 $  18.92        $  18.76     $  20.28     $  20.39     $  20.09    $  19.53
                                               ========        ========     ========     ========     ========    ========
TOTAL RETURN++                                     3.55%+++       (0.64)%       6.98%       11.68%       13.03%      18.13%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                                    0.55%+          0.54%        0.56%        0.65%        0.65%       0.62%
  Net Investment Income (to average
    daily net assets)*                             5.70%+          6.31%        6.18%        6.42%        7.11%       7.69%
  Portfolio Turnover (3)                             --              --           --           --           73%        163%
  Net Assets, End of Period (000's
    omitted)                                   $384,018        $379,246     $458,526     $255,762     $155,731    $137,889

-----------------
* For the period indicated, the investment adviser voluntarily agreed not to impose any of its investment advisory fee and/or reimbursed the Fund for all of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share                      --              --           --      $  1.33           --          --

Ratios (to average daily net assets):
  Expenses (2)                                       --              --           --         0.66%          --          --
  Net investment income                              --              --           --         6.41%          --          --

+     Computed on annualized basis.
++    Total return would have been lower in the absence of expense waivers.
+++   Not annualized.
(1)   Calculated based on average shares outstanding.
(2) Includes the Fund's share of Standish Global Fixed Income Portfolio's allocated expenses for the periods since May 3, 1996.
(3) Portfolio turnover represents the rate of portfolio activity for the period while the Fund invested directly in securities, including the period from January 1, 1996 through May 2, 1996. The portfolio turnover rates for the period since the Fund transferred substantially all of its investable assets to the Portfolio are shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH GLOBAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Global Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of Standish Global Fixed Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      C. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover is $13,800,135 which expires on December 31, 2007. The Fund elected to defer to its fiscal year ending December 31, 2000, $7,655,831 of losses recognized during the period November 1, 1999 to December 31, 1999.

      D. OTHER

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH GLOBAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      E. DISTRIBUTIONS TO SHAREHOLDERS:

      Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies
      (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish International Management Company, LLC ("SIMCO") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are directors or officers of Standish, Ayer & Wood, Inc., the parent company of SIMCO.

(3)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2000, aggregated $24,124,829 and $28,790,168, respectively.

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                       SIX MONTHS ENDED
                                                        JUNE 30, 2000       YEAR ENDED
                                                         (UNAUDITED)     DECEMBER 31, 1999
                                                       ----------------  -----------------
      Shares sold                                          1,282,617         1,142,101
      Shares issued to shareholders in payment of
        distributions declared                               365,209         1,119,756
      Shares redeemed                                     (1,565,806)       (4,655,225)
                                                          ----------        ----------
      Net increase (decrease)                                 82,020        (2,393,368)
                                                          ==========        ==========

      At June 30, 2000, three shareholders held of record approximately 19%, 17% and 11% of the total outstanding shares of the Fund, respectively. Investment activity of these shareholders could have a material impact on the Fund.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           PAR            VALUE
SECURITY                                          RATE            MATURITY                VALUE#        (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 96.1%

ASSET BACKED -- 1.4%
Daimler Chrysler Auto Trust 2000-A A4+              7.230%       01/06/2005         $       1,025,000  $  1,026,121
Ford Credit Auto Owner Trust 1997-B 2               7.370%       07/15/2004                 2,200,000     2,194,500
Ford Credit Auto Owner Trust 2000-A A5              7.190%       03/15/2004                 2,000,000     1,998,750
                                                                                                       ------------
Total Asset Backed (Cost $5,224,612)                                                                      5,219,371
                                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
Bear Stearns Mortgage 1998-2 B                      6.750%       04/30/2030                 1,502,191     1,383,189
GMAC Mortgage Corp.
  1997-C1 E Non-ERISA                               7.085%       11/15/2010                   900,000       826,840
                                                                                                       ------------
Total Collateralized Mortgage
  Obligations (Cost $2,396,444)                                                                           2,210,029
                                                                                                       ------------
CORPORATE -- 9.7%

BANK BONDS -- 0.7%
Bank United Corp. Notes+                            8.875%       05/01/2007                   775,000       705,250
First Security Bank Sub. Notes+                     5.875%       11/01/2003                 1,250,000     1,181,692
GS Escrow Corp. 144A Notes+                         7.125%       08/01/2005                   730,000       646,765
Imperial Credit Capital Trust Notes+                9.980%       12/31/2026                   375,000       335,166
                                                                                                       ------------
                                                                                                          2,868,873
                                                                                                       ------------
FINANCIAL -- 3.5%
Advanta Capital Trust I+                            8.990%       12/17/2026                   750,000       375,000
Amresco Inc. Corp. Senior Sub Notes+                9.875%       03/15/2005                   525,000       241,500
Conseco Finance Trust Capital Notes+                8.796%       04/01/2027                   250,000       110,000
Conseco Finance Trust II+                           8.700%       11/15/2026                 2,225,000       979,000
Crescent Real Estate Notes+                         7.500%       09/15/2007                   450,000       358,263
Liberty Mutual Insurance Co. 144A Notes+            7.697%       10/15/2097                   850,000       620,547
US Bancorp(a)                                       6.998%       05/16/2001                 2,350,000     2,356,970
Wachovia Bank+(a)                                   6.599%       10/18/2001                 4,875,000     4,867,078
Wells Fargo(a)                                      6.418%       04/26/2002                 3,850,000     3,847,105
                                                                                                       ------------
                                                                                                         13,755,463
                                                                                                       ------------
INDUSTRIAL BONDS -- 5.5%
American Standard Corp. Notes+                      7.375%       04/15/2005                 1,000,000       932,500
Aramark Services Inc.+                              6.750%       08/01/2004                 2,000,000     1,907,666
Caterpillar Inc.+(a)                                6.850%       11/17/2000                 4,100,000     4,101,640
Conmed Corp. Notes+                                 9.000%       03/15/2008                   700,000       640,500
Ford Motor Credit Co+                               7.375%       10/28/2009                 3,975,000     3,844,477
Horseshoe Gaming Holdings+                          8.625%       05/15/2009                 1,000,000       930,000
Horseshoe Gaming LLC Notes+                         9.375%       06/15/2007                   450,000       445,500
Kaufman & Broad Home Corp. Senior Notes+            7.750%       10/15/2004                   300,000       267,000
Lilly Industries Inc. Notes+                        7.750%       12/01/2007                   300,000       279,932
McLeod USA Senior Notes+                            8.375%       03/15/2008                 1,575,000     1,441,125
Panamsat Notes+                                     6.000%       01/15/2003                 1,550,000     1,472,307
Panamsat Notes+                                     6.125%       01/15/2005                 1,500,000     1,377,899
Panavision Inc. Step Up Sub Notes+(b)               0.000%       02/01/2006                   500,000       100,000

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           PAR            VALUE
SECURITY                                          RATE            MATURITY                VALUE#        (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL BONDS (CONTINUED)
Tenet Healthcare Corp. Notes+                       8.625%       12/01/2003         $         525,000  $    521,062
USA Waste Services Inc. Senior Notes+               6.500%       12/15/2002                 1,200,000     1,135,764
WMX Technologies+                                   6.375%       12/01/2003                   950,000       881,048
Waste Management Inc.+                              6.875%       05/15/2009                 1,250,000     1,103,398
                                                                                                       ------------
                                                                                                         21,381,818
                                                                                                       ------------
Total Corporate (Cost $42,193,416)                                                                       38,006,154
                                                                                                       ------------
GOVERNMENT/OTHER -- 61.7%

CANADA -- 3.9%
Canada Government                                   5.500%       06/01/2009                 5,900,000     3,886,192
Canada Government                                   6.000%       06/01/2008                 5,620,000     3,813,707
Canada Government                                   6.000%       09/01/2005                11,085,000     7,513,998
                                                                                                       ------------
                                                                                                         15,213,897
                                                                                                       ------------
DENMARK -- 0.0%
Denmark Realkredit                                  8.000%       10/01/2026                     1,000           130
                                                                                                       ------------
EURODOLLAR -- 19.5%
American Standard Global+                           7.125%       06/01/2006                 4,000,000     3,685,528
Bulgaria FLIRB Series A(a)                          2.750%       07/28/2012                 1,195,000       875,337
Bundes Obligation+                                  4.500%       08/19/2002                12,255,000    11,586,403
Bundes Obligation Ser 117 Notes+                    5.125%       11/21/2000                 6,200,000     5,928,640
Clear Channel Communications 144A                   6.500%       07/07/2005                 2,150,000     2,051,113
Deutschland Republic                                5.375%       01/04/2010                14,460,000    13,905,814
Deutschland Republic+                               5.625%       01/04/2028                 1,850,000     1,776,272
Deutschland Republic+                               6.250%       01/04/2024                 9,320,000     9,592,837
Deutschland Republic+                               6.500%       07/04/2027                 4,270,000     4,567,866
Federal Republic of Germany+                        4.750%       11/20/2001                 5,535,000     5,267,907
Flextronics International+                          9.750%       07/01/2010                   400,000       391,468
Ford Motor Credit Co.+                              3.750%       07/12/2004                 1,700,000     1,501,921
Fort James Corp. Notes+                             4.750%       06/29/2004                 2,095,000     1,879,069
General Motors Acceptance Corp.+                    5.500%       02/02/2005                 2,740,000     2,566,620
Huntsman ICI Chemicals+                            10.125%       07/01/2009                 2,000,000     1,962,114
Italian Government BTPS Notes NCL                   6.500%       11/01/2027                 3,885,000     3,982,039
Level 3 Communications Inc.+                       10.750%       03/15/2008                 1,400,000     1,256,517
Level 3 Communications Inc.+                       11.250%       03/15/2010                   525,000       471,194
Metromedia Fiber Network+                          10.000%       12/15/2009                 2,280,000     2,089,866
Winstar Communications 144A+                       12.750%       04/15/2010                   470,000       426,318
                                                                                                       ------------
                                                                                                         75,764,843
                                                                                                       ------------
GERMANY -- 1.6%
Baden Nurttemberg+                                  6.200%       11/22/2013                 1,022,583     1,039,826
Banco Comercial                                     8.250%       10/04/2000                   545,000       266,709
Colt Telecom Group PLC 144A Notes                   7.625%       07/31/2008                 8,625,000     3,831,614
Exide Holding Europe 144A Notes+                    9.125%       04/15/2004                 1,700,000       780,114
                                                                                                       ------------
                                                                                                          5,918,263
                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           PAR            VALUE
SECURITY                                          RATE            MATURITY                VALUE#        (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------
IRELAND -- 0.1%
Esat Telecom Group PLC+                            11.875%       11/01/2009         $         400,000  $    477,400
                                                                                                       ------------
JAPAN -- 17.8%
Austria Republic+                                   6.250%       10/16/2003               370,000,000     4,108,208
Deutsche Telekom                                    1.500%       06/15/2005               320,000,000     3,013,145
Ford Motor Credit Corp.                             1.200%       02/07/2005               570,000,000     5,327,099
General Motors+                                     1.250%       12/20/2004               400,000,000     3,750,596
IBM Corp. Notes                                     0.900%       04/14/2003               349,000,000     3,282,891
Italy Euroyen Notes                                 1.800%       02/23/2010               900,000,000     8,545,183
Italy Euroyen Notes+                                5.125%       07/29/2003               844,000,000     9,037,386
Italy Euroyen Notes NCL                             3.750%       06/08/2005               190,000,000     2,021,522
KFW International Finance                           1.750%       03/23/2010               304,000,000     2,868,676
McDonald's Corp.                                    2.000%       03/09/2010               151,000,000     1,424,533
Mexican Notes NCL                                   3.100%       04/24/2002               490,000,000     4,723,750
Oesterreich KontrollBank                            1.800%       03/22/2010               447,000,000     4,243,388
Procter & Gamble+                                   1.500%       12/07/2005               560,000,000     5,279,448
Province of Ontario                                 1.875%       01/25/2010               363,000,000     3,428,430
Spanish Government                                  4.750%       03/14/2005               300,000,000     3,309,242
Westpac Banking+                                    0.875%       09/22/2003               508,000,000     4,772,759
                                                                                                       ------------
                                                                                                         69,136,256
                                                                                                       ------------
LUXEMBOURG -- 0.6%
PTC International Finance II SA+                   11.250%       12/01/2009                 2,200,000     2,179,331
                                                                                                       ------------
NETHERLANDS -- 1.5%
Deutsche Telekom                                    6.125%       07/06/2005                 1,650,000     1,581,722
KPN-Qwest B.V. 144A Private Placement+              7.125%       06/01/2009                 4,000,000     3,523,212
Koninklijke Ahold NV+                               4.000%       05/19/2005                   720,000       749,327
                                                                                                       ------------
                                                                                                          5,854,261
                                                                                                       ------------
NEW ZEALAND -- 0.9%
Fletcher Challenge+                                11.250%       12/15/2002                 1,900,000       932,371
Fletcher Challenge                                 14.500%       09/30/2000                   470,000       223,313
Fletcher Challenge CVT                             10.000%       04/30/2005                   605,000       292,106
Nufarm Ltd. Notes                                   9.800%       04/15/2002                 4,100,000     1,959,965
                                                                                                       ------------
                                                                                                          3,407,755
                                                                                                       ------------
SINGAPORE -- 1.7%
Singapore Government                                3.500%       02/01/2004                 7,250,000     4,157,533
Singapore Government                                5.125%       11/15/2004                 3,850,000     2,329,150
                                                                                                       ------------
                                                                                                          6,486,683
                                                                                                       ------------
SLOVAKIA -- 0.3%
Slovak Wireless+                                   11.250%       03/30/2007                 1,365,000     1,342,401
                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           PAR            VALUE
SECURITY                                          RATE            MATURITY                VALUE#        (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------
SWEDEN -- 2.2%
Sweden Government Bond #1038                        6.500%       10/25/2006         $      20,000,000  $  2,415,214
Sweden Government Bond #1042+                       5.000%       01/15/2004                53,600,000     6,039,134
                                                                                                       ------------
                                                                                                          8,454,348
                                                                                                       ------------
TURKEY -- 0.3%
Turkish Treasury Bill@                             34.164%       08/22/2001         1,017,000,000,000     1,170,262
                                                                                                       ------------
UNITED KINGDOM -- 9.2%
Abbey National Treasury                             7.750%       12/31/2003                 1,200,000     1,877,093
Alliance and Leicester Building Society+            8.750%       12/07/2006                 2,100,000     3,407,494
FNMA Global Bond                                    6.875%       06/07/2002                 1,910,000     2,912,341
General Electric Capital Corp.                      5.125%       01/12/2004                 1,210,000     1,749,057
IPC Magazines 144A(b)                               0.000%       03/15/2008                 2,945,000     2,635,863
Inco Ltd.+                                         15.750%       07/15/2006                   200,000       421,571
Lehman Brothers Holdings PLC+                       6.950%       06/22/2004                 1,450,000     2,167,441
National Westminister Bank                          6.625%       10/29/2049                   825,000       753,484
OTE PLC+                                            6.125%       02/07/2007                 3,325,000     3,121,475
Tate & Lyle International Finance+                  5.750%       10/06/2006                 2,025,000     1,856,938
UK Treasury Gilt                                    9.000%       10/13/2008                 1,550,000     2,900,625
UK Treasury Gilt Stock                              5.750%       12/07/2009                 5,065,000     8,001,706
UK Treasury Gilt Stock+                             6.000%       12/07/2028                 1,335,000     2,504,559
William Hill Finance                               10.625%       04/30/2008                 1,175,000     1,867,143
                                                                                                       ------------
                                                                                                         36,176,790
                                                                                                       ------------
YANKEE BONDS -- 2.1%
Cominco Ltd. Notes+                                 6.875%       02/15/2006                   525,000       454,703
Merita Bank Perpetual FLIRB 144A+                   7.500%       12/29/2049                   250,000       235,108
Mexico Global Bond+                                11.375%       09/15/2016                 1,000,000     1,130,000
Republic of Panama 144A Notes+                      7.875%       02/13/2002                 2,340,000     2,299,050
Vodafone Airtouch PLC                               6.962%       12/19/2001                 3,800,000     3,798,928
                                                                                                       ------------
                                                                                                          7,917,789
                                                                                                       ------------
Total Government/Other (Cost $243,315,335)                                                              239,500,409
                                                                                                       ------------
NON-AGENCY -- 0.5%
PASS THRU SECURITIES -- 0.5%
Chase Commercial Mortgage
  Sec 6.6 1997-2D Non-ERISA                         6.600%       12/25/2007                   500,000       451,250
GMAC Mortgage Corp.
  1996-C1 F Non-ERISA                               7.860%       11/15/2006                 1,000,000       849,688
Mortgage Capital Funding
  1997-MC2 D Non-ERISA                              7.117%       11/20/2007                   725,000       671,531
                                                                                                       ------------
Total Non-Agency (Cost $2,126,352)                                                                        1,972,469
                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           PAR            VALUE
SECURITY                                          RATE            MATURITY                VALUE#        (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY -- 2.4%
FEDERAL AGENCY BONDS -- 2.0%
FHLMC+                                              5.750%       06/15/2001         $       4,000,000  $  3,960,000
FHLMC+                                              5.750%       03/15/2009                 4,275,000     3,893,585
                                                                                                       ------------
                                                                                                          7,853,585
                                                                                                       ------------
PASS THRU SECURITIES -- 0.4%
FNMA                                                6.000%       06/01/2029                 1,863,033     1,705,439
                                                                                                       ------------
Total U.S. Government Agency (Cost $9,543,332)                                                            9,559,024
                                                                                                       ------------
U.S. TREASURY OBLIGATIONS -- 19.8%

TREASURY BONDS -- 12.1%
U.S. Treasury Bond+                                 6.250%       05/15/2030                 1,885,000     1,977,780
U.S. Treasury Bond+                                 8.125%       05/15/2021                18,810,000    22,951,210
U.S. Treasury Bond+                                 9.250%       02/15/2016                 8,350,000    10,835,461
U.S. Treasury Inflation Index Bond                  3.875%       01/15/2009                10,900,000    11,204,706
                                                                                                       ------------
                                                                                                         46,969,157
                                                                                                       ------------
TREASURY NOTES -- 7.7%
U.S. Treasury Note+                                 6.000%       08/15/2009                10,770,000    10,684,163
U.S. Treasury Note+                                 6.500%       02/15/2010                 3,540,000     3,661,139
U.S. Treasury Note+                                 6.625%       06/30/2001                   575,000       575,719
U.S. Treasury Note+                                 7.875%       11/15/2004                14,300,000    15,142,413
                                                                                                       ------------
                                                                                                         30,063,434
                                                                                                       ------------
Total U.S. Treasury Obligations (Cost $75,438,847)                                                       77,032,591
                                                                                                       ------------
TOTAL BONDS AND NOTES (COST $380,238,338)                                                               373,500,047
                                                                                                       ------------

                                                                                         SHARES
                                                                                    -----------------
PREFERRED STOCKS -- 0.1%
Equity Office Properties Trust 144A CVT                                                         6,000       249,000
                                                                                                       ------------
TOTAL PREFERRED STOCKS (COST $300,000)                                                                      249,000
                                                                                                       ------------

                                                                                        CONTRACT
                                                                                          SIZE
                                                                                    -----------------
PURCHASED OPTIONS -- 0.6%
DEM 3.75% Call, Strike Price 90.20, 09/13/2000                                              8,250,000        58,294
DEM 3.75% Call, Strike Price 91.05, 09/29/2000                                              4,500,000        20,839
DEM 4% Call, Strike Price 93.99, 07/07/2000                                                 8,900,000             0
DEM 4% Call, Strike Price 95.43, 07/21/2000                                                 4,250,000             0
DEM 4% Call, Strike Price 99.01, 08/03/2000                                                 4,175,000            42
DEM 4.5% Call, Strike Price 101.20, 08/14/2000                                              4,300,000             0
DEM 4.5% Call, Strike Price 95.42, 11/02/2000                                               3,900,000        30,163
DEM 4.5% Call, Strike Price 95.54, 10/13/2000                                               3,775,000        23,790
DEM 4.75% Call, Strike Price 85.93, 09/11/2000                                              4,092,000       140,928

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        CONTRACT          VALUE
                                                     SECURITY                             SIZE          (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS (CONTINUED)
DEM 5.38% Call, Strike Price 99.12, 02/01/2001                                              3,600,000  $     81,806
DEM 5.38% Call, Strike Price 99.21, 01/03/2001                                              7,200,000       156,125
JPY Put, Strike Price 150.00, 02/08/2001                                                    4,500,000            45
JPY Put/AUD Call, Strike Price 68.75, 01/09/2001                                            5,575,000        41,679
JPY Put/EUR Call, Strike Price 105.00, 11/09/2000                                           4,050,000        56,072
JPY Put/EUR Call, Strike Price 110.25, 12/06/2001                                           3,850,000        77,196
JPY Put/EUR Call, Strike Price 125.00, 08/29/2000                                           8,300,000             0
JPY Put/USD Call, Strike Price 115.00, 09/01/2000                                           4,325,000         3,027
JPY Put/USD Call, Strike Price 115.80, 08/14/2000                                           4,300,000           860
JPY Put/USD Call, Strike Price 120.00, 11/07/2001                                           4,000,000        32,000
USD Put/CAD Call, Strike Price 1.42, 10/19/2000                                             4,100,000         6,560
USD Put/EUR Call, Strike Price 0.97, 11/01/2000                                             3,700,000       103,600
USD Put/EUR Call, Strike Price 0.97, 11/09/2000                                             3,700,000        93,980
USD Put/MXP Call, Strike Price 10.00, 4/12/2001                                             1,140,000        23,346
USD Put/MXP Call, Strike Price 8.25, 04/12/2001                                             2,280,000           287
UST 5.88% Call, Strike Price 98.78, 08/28/2000                                                 38,000        18,852
UST 6.00% Call, Strike Price 100.00, 09/29/2000                                                10,750        11,212
UST 6.00% Call, Strike Price 95.59, 02/01/2001                                                 36,000       150,469
UST 6.00% Call, Strike Price 95.98, 01/05/2001                                                 37,000       164,095
UST 6.00% Call, Strike Price 98.25, 12/14/2000                                                 40,000        90,938
UST 6.00% Call, Strike Price 98.78, 12/04/2000                                                 58,500       113,801
UST 6.00% Call, Strike Price 99.88, 10/27/2000                                                 80,000       102,188
UST 6.50% Call, Strike Price 100.88, 02/22/2001                                                76,500       269,543
UST 6.50% Call, Strike Price 100.88, 03/05/2001                                                76,000       269,563
UST 6.50% Call, Strike Price 99.53, 02/16/2001                                                 70,000       310,800
                                                                                                       ------------
TOTAL PURCHASED OPTIONS (COST $2,737,355)                                                                 2,452,100
                                                                                                       ------------
                                                  RATE            MATURITY              PAR VALUE
                                               ----------  -----------------------  -----------------
SHORT-TERM INVESTMENTS -- 3.2%

U.S. GOVERNMENT AGENCY -- 0.8%
FHLMC Discount Note@+                               6.179%       08/17/2000         $       3,200,000     3,174,208
                                                                                                       ------------
REPURCHASE AGREEMENTS -- 2.4%
Investors Bank & Trust Repurchase Agreement, dated 06/30/00, due 07/03/00, with a maturity value of $9,078,142 and an effective yield of 5.75%, collateralized by a
U.S. Government Agency Obligation with a rate of 7.50%, maturity date of 11/02/27
and market value of $9,255,738.                                                                           9,073,794
                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $12,246,575)                                                          12,248,002
                                                                                                       ------------

TOTAL INVESTMENTS -- 100.0% (COST $395,522,268)                                                       $ 388,449,149
OTHER ASSETS, LESS LIABILITIES -- 0.0%                                                                      126,062
                                                                                                      -------------
NET ASSETS -- 100.0%                                                                                  $ 388,575,211
                                                                                                      =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule
144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
CVT - Convertible
FHLMC - Federal Home Loan Mortgage Corporation
FLIRB - Front Loaded Interest Reduction Bond
FNMA - Federal National Mortgage Association
NCL - Non-callable
UST - United States Treasury
AUD - Australian Dollar
CAD - Canadian Dollar
DEM - German Deutsche Mark
EUR - Euro
JPY - Japanese Yen
MXP - Mexican Peso
USD - United States Dollar

# Denominated in United States dollars except for foreign country specific bonds which are denominated in their respective local currency.
+     Denotes all or part of security pledged as collateral.
(a)   Variable Rate Security; rate indicated is as of 6/30/00.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
@     Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $395,522,268)                                                   $388,449,149
  Cash                                                                   142,227
  Foreign currency, at value (identified cost,
    $456,078)                                                            476,946
  Receivable for investments sold                                      5,465,101
  Interest receivable                                                  6,652,351
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                          771,911
  Deferred organization costs (Note 1F)                                   12,532
  Prepaid expenses                                                         7,727
                                                                    ------------
    Total assets                                                     401,977,944

LIABILITIES
  Payable for investments purchased                     $7,008,406
  Payable for variation margin on open financial
    futures contracts (Note 5)                               8,203
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                          3,805,168
  Options written, at value (Note 5) (premiums
    received, $2,707,769)                                2,524,663
  Accrued accounting and custody fees                       30,030
  Accrued trustees' fees and expenses (Note 2)               6,279
  Accrued expenses and other liabilities                    19,984
                                                         ---------
    Total liabilities                                                 13,402,733
                                                                    ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                        $388,575,211
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                     $11,993,361
  Dividend income (net of foreign withholding taxes of
    $4,869)                                                                30,995
                                                                      -----------
    Total income                                                       12,024,356

EXPENSES
  Investment advisory fee (Note 2)                       $   769,470
  Accounting and custody fees                                183,023
  Legal and audit services                                    20,378
  Trustees' fees and expenses (Note 2)                        11,369
  Amortization of organization expenses (Note 1F)              7,427
  Insurance expense                                            5,906
  Licensing fees                                               5,966
                                                         -----------
    Total expenses                                                      1,003,539
                                                                      -----------
      Net investment income                                            11,020,817
                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     (18,938,658)
    Financial futures contracts                              (52,511)
    Written options transactions                          (1,355,845)
    Foreign currency transactions and forward foreign
      currency exchange contracts                         21,032,878
                                                         -----------
      Net realized gain                                                   685,864
  Change in unrealized appreciation (depreciation)
    Investment securities                                  6,244,853
    Financial futures contracts                             (115,681)
    Written options                                        3,655,689
    Foreign currency and forward foreign currency
      exchange contracts                                  (7,855,046)
                                                         -----------
      Change in net unrealized appreciation
        (depreciation)                                                  1,929,815
                                                                      -----------
    Net realized and unrealized gain                                    2,615,679
                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $13,636,496
                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2000       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 11,020,817      $  28,357,532
  Net realized gain (loss)                                      685,864        (21,650,045)
  Change in net unrealized appreciation (depreciation)        1,929,815         (9,743,044)
                                                           ------------      -------------
  Net increase (decrease) in net assets from investment
    operations                                               13,636,496         (3,035,557)
                                                           ------------      -------------

CAPITAL TRANSACTIONS
  Contributions                                              24,124,829         22,529,776
  Withdrawals                                               (28,790,168)      (101,477,881)
                                                           ------------      -------------
  Net decrease in net assets from capital transactions       (4,665,339)       (78,948,105)
                                                           ------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       8,971,157        (81,983,662)

NET ASSETS
  At beginning of period                                    379,604,054        461,587,716
                                                           ------------      -------------
  At end of period                                         $388,575,211      $ 379,604,054
                                                           ============      =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                                SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED                  YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2000  -----------------------------------------------
                                           (UNAUDITED)      1999        1998        1997       1996(1)
                                          -------------  ----------  ----------  ----------  -----------

RATIOS:
  Expenses (to average daily net assets)        0.52%+        0.52%       0.51%       0.61%       0.62%+
  Net Investment Income (to average
    daily net assets)                           5.73%+        6.33%       6.22%       6.47%       7.17%+
  Portfolio Turnover                             142%++        172%        162%        176%        111%++
  Net Assets, End of Period (000's
    omitted)                                $388,575      $379,604    $461,588    $262,553    $159,814

-----------------
(1) For the period May 3, 1996 (commencement of operations) through December 31, 1996.
+     Computed on an annualized basis.
++    Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Global Fixed Income Portfolio (the "Portfolio") is a separate non-diversified investment series of the Portfolio Trust.

      At June 30, 2000 there was one fund, Standish Global Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2000 was approximately 100%.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. DEFERRED ORGANIZATION EXPENSE

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April 2001.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish International Management Company, LLC ("SIMCO") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Portfolio's average daily net assets. The advisory agreement provides that if the total annual operating expenses of the Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) in any fiscal year exceed 0.65% of the Portfolio's average daily net assets, the compensation due the adviser shall be reduced by the amount of the excess. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SIMCO. Certain of the trustees and officers of the Portfolio Trust are directors or officers of Standish, Ayer & Wood, Inc., the parent company of SIMCO.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 2000 were as follows:

                                                                PURCHASES       SALES
                                                               ------------  ------------
      U.S. Government Securities                               $124,758,837  $ 98,712,367
                                                               ============  ============
      Investments (non-U.S.Government Securities)              $369,433,372  $388,207,909
                                                               ============  ============

(4)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000 as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                                         $395,522,268
                                                                             ===========
      Gross unrealized appreciation                                            6,811,601
      Gross unrealized depreciation                                          (13,884,720)
                                                                             -----------
      Net unrealized depreciation                                            $(7,073,119)
                                                                             ===========

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      A summary of such transactions for the six months ended June 30, 2000 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      -------------------------------------------------------------------------
                                             NUMBER OF CONTRACTS      PREMIUMS
                                             -------------------  -------------
      Outstanding, beginning of period                11             $1,040,060
      Options written                                 10                421,208
      Options expired                                 (1)               (74,025)
      Options closed                                  (7)              (557,770)
                                                    ----             ----------
      Outstanding, end of period                      13             $  829,473
                                                    ====             ==========

      WRITTEN CALL OPTION TRANSACTIONS
      -------------------------------------------------------------------------
                                             NUMBER OF CONTRACTS      PREMIUMS
                                             -------------------  -------------
      Outstanding, beginning of period                11             $  62,029
      Options written                                  9               619,083
      Options exercised                               (1)              (54,844)
      Options closed                                  (9)             (209,351)
                                                    ----             ---------
      Outstanding, end of period                      10             $ 416,917
                                                    ====             =========

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN CROSS CURRENCY OPTION TRANSACTIONS
      --------------------------------------------------------------------------
                                              NUMBER OF CONTRACTS      PREMIUMS
                                              -------------------  -------------
      Outstanding, beginning of period                     10       $ 2,707,223
      Options written                                      15           838,382
      Options exercised                                    (2)         (161,258)
      Options closed                                      (13)       (1,922,968)
                                                         ----       -----------
      Outstanding, end of period                           10       $ 1,461,379
                                                         ====       ===========

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2000 the Portfolio held the following forward foreign currency and cross currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                               LOCAL PRINCIPAL         CONTRACT              MARKET          AGGREGATE         UNREALIZED
      CONTRACTS TO RECEIVE         AMOUNT             VALUE DATE             VALUE          FACE AMOUNT       GAIN/(LOSS)
      ----------------------------------------------------------------------------------------------------------------------
                                                                                                            <C
      Argentinian Peso              3,606,544   09/07/2000-04/17/2002   $      3,545,718  $     3,495,340   $         50,378
      Canadian Dollar              11,170,000         09/27/2000               7,558,840        7,610,703            (51,863)
      Euro                         21,807,839      07/06-09/20/2000           20,902,260       20,628,767            273,493
      Hong Kong Dollar             31,480,000         08/13/2001               4,038,953        4,041,493             (2,540)
      Japanese Yen              4,809,820,000   07/31/2000-05/17/2001         46,781,801       48,077,348         (1,295,547)
      Polish Zloty                  4,212,648         07/24/2000                 958,727        1,025,000            (66,273)
      Slovakia Koruna              41,136,604         09/11/2000                 916,003          947,499            (31,496)
      Thai Baht                    81,657,000         09/11/2000               2,085,907        2,150,000            (64,093)
                                                                        ----------------  ----------------  ----------------
      TOTAL                                                             $     86,788,209  $    87,976,150   $     (1,187,941)
                                                                        ================  ================  ================

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               LOCAL PRINCIPAL         CONTRACT               MARKET            AGGREGATE          UNREALIZED
      CONTRACTS TO DELIVER         AMOUNT             VALUE DATE               VALUE           FACE AMOUNT         GAIN/(LOSS)
      --------------------------------------------------------------------------------------------------------------------------
      Argentinian Peso              3,745,550    07/10/2000-04/17/2002   $       3,555,150  $      3,519,616    $        (35,534)
      British Pound Sterling       20,965,000         09/20/2000                31,831,437        31,568,798            (262,639)
      Canadian Dollar              22,675,000         09/20/2000                15,341,470        15,378,497              37,027
      Danish Krone                  6,450,000         09/20/2000                   827,461           822,599              (4,862)
      Euro                        124,855,721    07/03/2000-08/22/2001         119,783,994       119,848,724              64,730
      Hong Kong Dollar             91,189,357         08/13/2001                11,699,793        11,548,225            (151,568)
      Japanese Yen             10,380,177,333    07/06/2000-08/17/2001         102,132,012       100,467,075          (1,664,937)
      New Zealand Dollar           10,600,000         09/20/2000                 4,969,442         5,074,806             105,364
      Polish Zloty                  4,212,648         07/24/2000                   958,727           999,679              40,952
      Singapore Dollar             11,580,000         09/27/2000                 6,764,467         6,748,055             (16,412)
      Swedish Krona                82,345,000         09/20/2000                 9,420,626         9,616,934             196,308
      Thai Baht                   174,494,000         09/11/2000                 4,457,404         4,300,000            (157,404)
                                                                         -----------------  -----------------   ----------------
      TOTAL                                                              $     311,741,983  $    309,893,008    $     (1,848,975)
                                                                         =================  =================   ================

      FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                    MARKET                                    MARKET           CONTRACT          UNREALIZED
      CONTRACTS TO DELIVER          VALUE        IN EXCHANGE FOR              VALUE           VALUE DATE            GAIN
      -----------------------------------------------------------------------------------------------------------------------
      Euro                     $      1,074,985  Hungarian Forint        $      1,078,644     08/08/2000        $       3,659
                               ----------------                          ----------------                       -------------
      TOTAL                    $      1,074,985                          $      1,078,644                       $       3,659
                               ================                          ================                       =============

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At June 30, 2000, the Portfolio held the following financials futures contracts:

                                                                                UNDERLYING FACE
      CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED LOSS
      ----------------------------------------------------------------------------------------------------------
      U.S. 10 Year Note (75 contracts)                 Short       9/29/00        $ 7,386,328       $(53,481)

      At June 30, 2000 the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      INTEREST RATE SWAP CONTRACTS

      Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will be diminished compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, managing duration or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Gains and losses are realized upon the expiration or closing of the swap contracts.

      At June 30, 2000, the Portfolio held no open interest rate swap contracts.

(6)   DELAYED DELIVERY TRANSACTIONS:

      The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs the custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      At June 30, 2000, the Portfolio had no delayed delivery transactions.